Reconciliation of Amortized Cost to Fair Values of Securities Held to Maturity (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 2,325.8	$ 2,382.0
Gross Unrealized Gains	12.3	21.5
Gross Unrealized Losses	16.7	8.7
Fair Value	2,321.4	2,394.8
Obligations of States and Political Subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	225.2	329.3
Gross Unrealized Gains	10.3	17.2
Gross Unrealized Losses
Fair Value	235.5	346.5
U.S. Government Sponsored Agency
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	35.9	112.9
Gross Unrealized Gains	1.1	3.8
Gross Unrealized Losses
Fair Value	37.0	116.7
Non-U.S. Government
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	197.3	205.0
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	197.3	205.0
Certificates of Deposit
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	698.1	1,667.6
Gross Unrealized Gains		0.2
Gross Unrealized Losses	0.2	0.6
Fair Value	697.9	1,667.2
Supranational, Sovereign and Non-U.S. Agency Bonds
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	1,109.4
Gross Unrealized Gains	0.8
Gross Unrealized Losses	4.3
Fair Value	1,105.9
Others
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	59.9	67.2
Gross Unrealized Gains	0.1	0.3
Gross Unrealized Losses	12.2	8.1
Fair Value	$ 47.8	$ 59.4